UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2024
Vanguard Windsor™ Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Windsor Fund
Investor Shares	$1,000.00	$1,166.10	$1.99
Admiral™ Shares	1,000.00	1,167.00	1.45
Based on Hypothetical 5% Yearly Return
Windsor Fund
Investor Shares	$1,000.00	$1,023.02	$1.86
Admiral Shares	1,000.00	1,023.52	1.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.37% for Investor Shares and 0.27% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Windsor Fund
Fund Allocation
As of April 30, 2024
Communication Services	4.3%
Consumer Discretionary	5.5
Consumer Staples	7.6
Energy	8.8
Financials	21.5
Health Care	16.6
Industrials	13.6
Information Technology	9.1
Materials	5.1
Real Estate	3.7
Utilities	4.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Windsor Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.7%)
Communication Services (4.2%)
	T-Mobile US Inc.	1,650,912	271,030
	Walt Disney Co.	1,767,727	196,395
*	Charter Communications Inc. Class A	600,185	153,611
	Electronic Arts Inc.	1,013,509	128,533
*	Alphabet Inc. Class A	785,667	127,891
*	Live Nation Entertainment Inc.	1,330,150	118,264
			995,724
Consumer Discretionary (5.4%)
	Lear Corp.	1,381,940	173,945
	Magna International Inc.	3,499,754	167,288
	Gentex Corp.	4,723,285	162,009
	Wyndham Hotels & Resorts Inc.	2,059,304	151,379
*	Mohawk Industries Inc.	1,060,308	122,275
	PVH Corp.	1,007,007	109,562
*	Amazon.com Inc.	604,811	105,842
	Newell Brands Inc.	11,866,202	94,218
	Ross Stores Inc.	720,745	93,372
	Las Vegas Sands Corp.	1,821,840	80,817
	Gildan Activewear Inc.	596,178	20,664
			1,281,371
Consumer Staples (7.3%)
	Tyson Foods Inc. Class A	7,387,415	448,047
	Constellation Brands Inc. Class A	968,178	245,394
	Unilever plc (XLON)	4,517,785	233,709
	Kenvue Inc.	11,641,055	219,085
	Keurig Dr Pepper Inc.	6,105,818	205,766
	Sysco Corp.	2,565,140	190,641
	Dollar General Corp.	1,023,170	142,415
*	Dollar Tree Inc.	528,629	62,510
			1,747,567
Energy (8.5%)
	Schlumberger NV	7,491,478	355,695
	Canadian Natural Resources Ltd.	3,758,568	284,975
	Williams Cos. Inc.	6,768,571	259,643
	Halliburton Co.	6,671,049	249,964
	Shell plc ADR	2,806,534	201,116
	ConocoPhillips	1,457,553	183,098
	Diamondback Energy Inc.	861,424	173,258
		Shares	Market Value• ($000)
	Enbridge Inc.	4,620,791	164,303
	NOV Inc.	4,383,136	81,044
	Exxon Mobil Corp.	578,725	68,446
			2,021,542
Financials (20.8%)
	Morgan Stanley	4,714,199	428,238
	MetLife Inc.	5,244,795	372,800
	Voya Financial Inc.	4,661,809	317,749
	Equitable Holdings Inc.	8,582,729	316,789
	Allstate Corp.	1,682,318	286,095
	Raymond James Financial Inc.	2,209,663	269,579
	Wells Fargo & Co.	4,481,987	265,872
	Capital One Financial Corp.	1,761,259	252,617
	Citigroup Inc.	4,035,906	247,522
	Bank of America Corp.	6,677,685	247,141
	Charles Schwab Corp.	3,184,261	235,476
	Chubb Ltd.	933,705	232,156
	M&T Bank Corp.	1,543,334	222,842
	Everest Group Ltd.	599,084	219,510
*	Corpay Inc.	637,095	192,492
	JPMorgan Chase & Co.	921,354	176,661
	Global Payments Inc.	1,188,645	145,930
	Goldman Sachs Group Inc.	328,699	140,259
	Globe Life Inc.	1,702,271	129,662
	UBS Group AG (Registered)	4,155,129	111,565
	TPG Inc.	2,530,563	109,067
	American International Group Inc.	461,028	34,720
	Invesco Ltd.	852,369	12,078
			4,966,820
Health Care (16.1%)
	Pfizer Inc.	16,748,651	429,100
	AstraZeneca plc ADR	4,117,382	312,427
*	Centene Corp.	3,448,068	251,916
	Humana Inc.	793,021	239,564
	Quest Diagnostics Inc.	1,712,290	236,604
	UnitedHealth Group Inc.	465,091	224,964
	Baxter International Inc.	5,535,528	223,469
	Agilent Technologies Inc.	1,463,061	200,498
	Novartis AG (Registered)	2,052,073	199,169
[1]	Fresenius Medical Care AG & Co. KGaA ADR	8,204,589	172,625
	Medtronic plc	2,087,089	167,468
4

Windsor Fund
		Shares	Market Value• ($000)
	Sanofi SA ADR	3,036,984	149,511
	CVS Health Corp.	1,895,016	128,311
*	United Therapeutics Corp.	536,229	125,655
	Bristol-Myers Squibb Co.	2,736,392	120,237
	Teleflex Inc.	513,631	107,220
	Encompass Health Corp.	1,281,613	106,861
	Cigna Group	298,096	106,432
	Elevance Health Inc.	186,825	98,752
	Zoetis Inc.	560,505	89,255
	Cardinal Health Inc.	643,114	66,266
	McKesson Corp.	95,396	51,248
	Johnson & Johnson	220,926	31,944
			3,839,496
Industrials (13.2%)
	Westinghouse Air Brake Technologies Corp.	2,062,040	332,153
	United Parcel Service Inc. Class B (XNYS)	1,994,247	294,112
	General Dynamics Corp.	1,002,505	287,809
	Dover Corp.	1,437,362	257,719
	Leidos Holdings Inc.	1,774,060	248,759
	Delta Air Lines Inc.	4,726,284	236,645
	SS&C Technologies Holdings Inc.	3,635,214	224,983
	RTX Corp.	2,186,460	221,969
	Techtronic Industries Co. Ltd.	15,786,750	218,162
	Knight-Swift Transportation Holdings Inc.	3,921,920	181,310
*	AerCap Holdings NV	2,100,399	177,463
	Emerson Electric Co.	1,337,800	144,188
	Toro Co.	1,320,137	115,631
	Airbus SE	701,295	115,403
*	Middleby Corp.	664,486	92,344
			3,148,650
Information Technology (8.8%)
	NXP Semiconductors NV	1,291,826	330,953
	QUALCOMM Inc.	1,619,205	268,545
*	Adobe Inc.	498,890	230,901
	Micron Technology Inc.	1,625,456	183,612
	Cognizant Technology Solutions Corp. Class A	2,620,169	172,093
*	First Solar Inc.	925,266	163,124
*	Enphase Energy Inc.	1,487,307	161,760
	TE Connectivity Ltd.	1,059,573	149,908
	Skyworks Solutions Inc.	1,367,874	145,802
	Amdocs Ltd.	1,630,266	136,926
*	ON Semiconductor Corp.	1,226,290	86,036
	Samsung Electronics Co. Ltd. (XKRX)	913,912	50,801
	Cisco Systems Inc.	556,397	26,140
			2,106,601
Materials (4.9%)
	Rio Tinto plc ADR	3,343,497	226,789
	Dow Inc.	3,814,708	217,057
	PPG Industries Inc.	1,434,591	185,062
	Reliance Inc.	619,923	176,505
	CRH plc (SGMX)	1,669,783	129,309
	FMC Corp.	2,145,562	126,610
		Shares	Market Value• ($000)
	Freeport-McMoRan Inc.	2,241,272	111,929
			1,173,261
Real Estate (3.5%)
	American Tower Corp.	1,491,710	255,918
	UDR Inc.	4,356,201	165,884
	Equinix Inc.	225,688	160,489
	AvalonBay Communities Inc.	663,112	125,706
	Extra Space Storage Inc.	768,318	103,169
*	CBRE Group Inc. Class A	384,588	33,417
			844,583
Utilities (4.0%)
	Edison International	6,236,048	443,134
	Exelon Corp.	8,072,734	303,373
	Iberdrola SA (XMAD)	17,395,227	213,293
			959,800
Total Common Stocks (Cost $19,089,611)			23,085,415
Temporary Cash Investments (3.2%)
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity Fund, 5.394%	4,473,605	447,316
		Face Amount ($000)
Repurchase Agreements (1.3%)
	Bank of America Securities LLC 5.320%, 5/1/24 (Dated 4/30/24, Repurchase Value $234,735,000, collateralized by Fannie Mae 1.500%–7.000%, 2/1/29–4/1/54, Freddie Mac 2.500%–7.500%, 2/1/26–3/1/54, and Ginnie Mae 3.500%–7.500%, 6/20/32–7/20/73, with a value of $239,394,000)	234,700	234,700

5

Windsor Fund
	Face Amount ($000)	Market Value• ($000)
JP Morgan Securities LLC 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $88,613,000, collateralized by U.S. Treasury Bill 0.000%, 2/20/25, U.S. Treasury Inflation Indexed Note/Bond 5.526%, 1/31/25, and U.S. Treasury Note/Bond 4.250%, 2/15/54, with a value of $90,372,000)	88,600	88,600
		323,300
Total Temporary Cash Investments (Cost $770,565)		770,616
Total Investments (99.9%) (Cost $19,860,176)		23,856,031
Other Assets and Liabilities—Net (0.1%)		22,649
Net Assets (100%)		23,878,680
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,237,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,476,000 was received for securities on loan, of which $4,440,000 is held in Vanguard Market Liquidity Fund and $1,036,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	1,293	327,582	(12,056)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,412,911)	23,408,715
Affiliated Issuers (Cost $447,265)	447,316
Total Investments in Securities	23,856,031
Investment in Vanguard	729
Cash	1,036
Cash Collateral Pledged—Futures Contracts	15,264
Foreign Currency, at Value (Cost $628)	663
Receivables for Investment Securities Sold	128,318
Receivables for Accrued Income	15,444
Receivables for Capital Shares Issued	2,460
Total Assets	24,019,945
Liabilities
Due to Custodian	154
Payables for Investment Securities Purchased	114,832
Collateral for Securities on Loan	5,476
Payables to Investment Advisor	7,405
Payables for Capital Shares Redeemed	6,750
Payables to Vanguard	1,476
Variation Margin Payable—Futures Contracts	5,172
Total Liabilities	141,265
Net Assets	23,878,680
1 Includes $5,237,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	18,954,544
Total Distributable Earnings (Loss)	4,924,136
Net Assets	23,878,680

Investor Shares—Net Assets
Applicable to 230,046,562 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,044,960
Net Asset Value Per Share—Investor Shares	$21.93

Admiral Shares—Net Assets
Applicable to 254,694,305 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,833,720
Net Asset Value Per Share—Admiral Shares	$73.95

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	278,141
Interest[2]	16,005
Securities Lending—Net	511
Total Income	294,657
Expenses
Investment Advisory Fees—Note B
Basic Fee	14,654
Performance Adjustment	1,497
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,486
Management and Administrative—Admiral Shares	11,477
Marketing and Distribution—Investor Shares	120
Marketing and Distribution—Admiral Shares	311
Custodian Fees	63
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	49
Trustees’ Fees and Expenses	8
Other Expenses	10
Total Expenses	33,725
Expenses Paid Indirectly	(22)
Net Expenses	33,703
Net Investment Income	260,954
Realized Net Gain (Loss)
Investment Securities Sold[2]	767,238
Futures Contracts	37,057
Foreign Currencies	40
Realized Net Gain (Loss)	804,335
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,432,786
Futures Contracts	(3,470)
Foreign Currencies	(81)
Change in Unrealized Appreciation (Depreciation)	2,429,235
Net Increase (Decrease) in Net Assets Resulting from Operations	3,494,524
1	Dividends are net of foreign withholding taxes of $4,463,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,796,000, $21,000, $2,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	260,954	410,762
Realized Net Gain (Loss)	804,335	1,480,197
Change in Unrealized Appreciation (Depreciation)	2,429,235	(1,186,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,494,524	704,601
Distributions
Investor Shares	(355,147)	(649,432)
Admiral Shares	(1,319,036)	(2,398,871)
Total Distributions	(1,674,183)	(3,048,303)
Capital Share Transactions
Investor Shares	150,314	210,390
Admiral Shares	681,129	1,264,284
Net Increase (Decrease) from Capital Share Transactions	831,443	1,474,674
Total Increase (Decrease)	2,651,784	(869,028)
Net Assets
Beginning of Period	21,226,896	22,095,924
End of Period	23,878,680	21,226,896

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.22	$22.74	$26.24	$18.55	$21.76	$22.02
Investment Operations
Net Investment Income[1]	.234	.371	.359	.356	.408	.419
Net Realized and Unrealized Gain (Loss) on Investments	3.083	.236	(1.131)	9.122	(1.412)	1.700
Total from Investment Operations	3.317	.607	(.772)	9.478	(1.004)	2.119
Distributions
Dividends from Net Investment Income	(.245)	(.358)	(.330)	(.411)	(.420)	(.426)
Distributions from Realized Capital Gains	(1.362)	(2.769)	(2.398)	(1.377)	(1.786)	(1.953)
Total Distributions	(1.607)	(3.127)	(2.728)	(1.788)	(2.206)	(2.379)
Net Asset Value, End of Period	$21.93	$20.22	$22.74	$26.24	$18.55	$21.76
Total Return[2]	16.61%	2.99%	-2.97%	53.49%	-5.64%	11.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,045	$4,506	$4,796	$5,728	$4,570	$4,549
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.42%[4]	0.38%[4]	0.30%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.74%	1.51%	1.49%	2.14%	2.04%
Portfolio Turnover Rate	22%	42%	43%	33%	51%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.07%, 0.03%, (0.05%), (0.07%), and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%, 0.42%, and 0.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$68.17	$76.67	$88.50	$62.58	$73.41	$74.29
Investment Operations
Net Investment Income[1]	.823	1.323	1.281	1.278	1.448	1.484
Net Realized and Unrealized Gain (Loss) on Investments	10.414	.794	(3.820)	30.747	(4.770)	5.735
Total from Investment Operations	11.237	2.117	(2.539)	32.025	(3.322)	7.219
Distributions
Dividends from Net Investment Income	(.862)	(1.281)	(1.203)	(1.460)	(1.485)	(1.509)
Distributions from Realized Capital Gains	(4.595)	(9.336)	(8.088)	(4.645)	(6.023)	(6.590)
Total Distributions	(5.457)	(10.617)	(9.291)	(6.105)	(7.508)	(8.099)
Net Asset Value, End of Period	$73.95	$68.17	$76.67	$88.50	$62.58	$73.41
Total Return[2]	16.70%	3.08%	-2.89%	53.60%	-5.55%	11.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,834	$16,721	$17,300	$18,541	$12,695	$14,647
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.32%[4]	0.28%[4]	0.20%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.25%	1.84%	1.61%	1.58%	2.24%	2.14%
Portfolio Turnover Rate	22%	42%	43%	33%	51%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.07%, 0.03%, (0.05%), (0.07%), and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%, 0.32%, and 0.28% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
12

Windsor Fund
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities
13

Windsor Fund
for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
14

Windsor Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $1,497,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $729,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2024, these arrangements reduced the fund’s expenses by $22,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Windsor Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,925,569	1,159,846	—	23,085,415
Temporary Cash Investments	447,316	323,300	—	770,616
Total	22,372,885	1,483,146	—	23,856,031
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	12,056	—	—	12,056
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,926,241
Gross Unrealized Appreciation	5,024,174
Gross Unrealized Depreciation	(1,106,440)
Net Unrealized Appreciation (Depreciation)	3,917,734
G.	During the six months ended April 30, 2024, the fund purchased $5,070,370,000 of investment securities and sold $5,874,062,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $0 and sales were $16,052,000, resulting in net realized gain of $2,672,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
16

Windsor Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	163,553	7,590	245,400	11,408
Issued in Lieu of Cash Distributions	342,131	16,010	625,596	31,412
Redeemed	(355,370)	(16,420)	(660,606)	(30,875)
Net Increase (Decrease)—Investor Shares	150,314	7,180	210,390	11,945
Admiral Shares
Issued	748,936	10,167	1,004,026	13,860
Issued in Lieu of Cash Distributions	1,221,238	16,954	2,221,690	33,084
Redeemed	(1,289,045)	(17,712)	(1,961,432)	(27,312)
Net Increase (Decrease)—Admiral Shares	681,129	9,409	1,264,284	19,632
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no other events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of each advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.
18

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q222 062024

Semiannual Report   |   April 30, 2024
Vanguard Windsor™ II Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Windsor II Fund
Investor Shares	$1,000.00	$1,197.40	$1.80
Admiral™ Shares	1,000.00	1,197.80	1.37
Based on Hypothetical 5% Yearly Return
Windsor II Fund
Investor Shares	$1,000.00	$1,023.22	$1.66
Admiral Shares	1,000.00	1,023.62	1.26
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Windsor II Fund
Fund Allocation
As of April 30, 2024
Communication Services	6.9%
Consumer Discretionary	8.8
Consumer Staples	6.0
Energy	6.8
Financials	18.9
Health Care	15.4
Industrials	10.2
Information Technology	20.7
Materials	3.1
Real Estate	1.0
Utilities	1.6
Other	0.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Windsor II Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.0%)
Communication Services (6.7%)
*	Alphabet Inc. Class A	9,982,344	1,624,926
	Meta Platforms Inc. Class A	1,785,038	767,870
*	Alphabet Inc. Class C	4,354,150	716,867
	Comcast Corp. Class A	6,948,813	264,819
	Walt Disney Co.	1,213,400	134,809
[1]	WPP plc ADR	1,974,700	99,426
	Vodafone Group plc ADR	9,071,932	76,295
*	Warner Bros Discovery Inc.	10,268,148	75,573
	Omnicom Group Inc.	753,779	69,981
	Paramount Global Class B	3,620,200	41,234
*	Baidu Inc. ADR	78,683	8,136
			3,879,936
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	9,766,967	1,709,219
	General Motors Co.	9,342,324	416,014
	Lennar Corp. Class A	2,582,000	391,483
	McDonald's Corp.	1,174,477	320,679
	Home Depot Inc.	822,868	275,019
[1]	Cie Generale des Etablissements Michelin SCA ADR	12,597,700	241,372
[1]	Sony Group Corp. ADR	2,875,000	237,389
	Lowe's Cos. Inc.	1,040,487	237,221
	Magna International Inc.	4,385,932	209,648
*	Aptiv plc	2,935,404	208,414
	Booking Holdings Inc.	59,700	206,086
	NIKE Inc. Class B	1,573,853	145,204
	Bayerische Motoren Werke AG (XETR)	944,435	102,895
	Mercedes-Benz Group AG	1,059,910	80,172
	Alibaba Group Holding Ltd. ADR	832,401	62,305
	BorgWarner Inc. (XNYS)	1,715,700	56,223
*	Adient plc	1,311,943	39,188
			4,938,531
Consumer Staples (5.7%)
	Procter & Gamble Co.	4,823,742	787,235
	Coca-Cola Co.	9,311,523	575,173
	Unilever plc ADR	5,145,498	266,794
	PepsiCo Inc.	1,395,268	245,442
		Shares	Market Value• ($000)
	Kroger Co.	4,340,823	240,395
	Constellation Brands Inc. Class A	822,000	208,344
	Sysco Corp.	2,504,073	186,103
	Mondelez International Inc. Class A	2,463,808	177,246
	Estee Lauder Cos. Inc. Class A	1,156,557	169,678
	Unilever plc (XLON)	3,212,400	166,180
	Nestle SA (Registered)	1,245,887	125,087
	Conagra Brands Inc.	3,377,300	103,953
[1]	Anheuser-Busch InBev SA ADR	1,637,000	97,663
			3,349,293
Energy (6.6%)
	Chevron Corp.	3,307,152	533,345
	ConocoPhillips	4,119,807	517,530
	APA Corp.	12,432,667	390,883
	TotalEnergies SE ADR	3,828,479	277,450
	Suncor Energy Inc.	7,124,332	272,078
	Marathon Oil Corp.	10,123,287	271,810
	Coterra Energy Inc.	9,097,000	248,894
	Shell plc ADR	3,417,012	244,863
	NOV Inc.	12,376,888	228,849
	Halliburton Co.	6,074,735	227,620
	Ovintiv Inc. (XNYS)	2,921,110	149,911
	Pioneer Natural Resources Co.	448,739	120,854
	Schlumberger NV	2,479,166	117,711
	Baker Hughes Co.	2,809,200	91,636
	Cenovus Energy Inc.	4,153,200	85,390
	Murphy Oil Corp.	1,372,052	61,249
			3,840,073
Financials (18.1%)
	Wells Fargo & Co.	14,805,879	878,285
	Bank of America Corp.	23,542,998	871,326
	Visa Inc. Class A	2,628,758	706,111
	Citigroup Inc.	10,713,803	657,077
	Intercontinental Exchange Inc.	4,926,270	634,306
	US Bancorp	12,704,700	516,192
	American Express Co.	2,123,102	496,870
	Blackstone Inc.	3,795,420	442,584
	Capital One Financial Corp.	2,744,300	393,615
	Marsh & McLennan Cos. Inc.	1,806,035	360,177
	Ameriprise Financial Inc.	859,000	353,728

Windsor II Fund
		Shares	Market Value• ($000)
	JPMorgan Chase & Co.	1,795,175	344,207
	American International Group Inc.	3,921,056	295,295
	Charles Schwab Corp.	3,928,018	290,477
	Hartford Financial Services Group Inc.	2,987,000	289,410
	Citizens Financial Group Inc.	8,248,251	281,348
	Fidelity National Information Services Inc.	3,884,100	263,808
	Goldman Sachs Group Inc.	614,349	262,149
	Commerce Bancshares Inc.	4,656,319	254,607
	BNP Paribas SA	3,342,100	240,504
	Bank of New York Mellon Corp.	3,851,734	217,584
	Chubb Ltd.	838,130	208,393
	PNC Financial Services Group Inc.	1,352,000	207,207
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	192,314
	Truist Financial Corp.	4,609,588	173,090
	Cullen/Frost Bankers Inc.	1,577,000	164,544
	HSBC Holdings plc ADR	2,888,300	125,872
[1]	Corebridge Financial Inc.	4,644,000	123,345
	Discover Financial Services	652,800	82,729
	ING Groep NV	4,497,433	71,106
	NatWest Group plc	18,280,043	68,996
	First Citizens BancShares Inc. Class A	40,258	67,906
	State Street Corp.	665,188	48,219
			10,583,381
Health Care (14.8%)
	Medtronic plc	11,733,656	941,509
	Elevance Health Inc.	1,634,738	864,090
	UnitedHealth Group Inc.	1,775,372	858,747
	HCA Healthcare Inc.	2,461,600	762,653
	Danaher Corp.	2,553,977	629,862
	Cigna Group	1,662,473	593,569
	Thermo Fisher Scientific Inc.	767,731	436,624
	Johnson & Johnson	3,019,294	436,560
	Merck & Co. Inc.	2,389,000	308,707
*	Boston Scientific Corp.	4,132,829	297,026
	Amgen Inc.	990,000	271,201
	CVS Health Corp.	3,640,900	246,525
	Alcon Inc.	2,918,000	226,378
*	IQVIA Holdings Inc.	938,988	217,629
	Humana Inc.	712,164	215,138
	GE Healthcare Inc.	2,678,115	204,179
	Zoetis Inc.	1,196,290	190,497
	Roche Holding AG	705,449	169,036
*	Centene Corp.	2,139,988	156,348
	AstraZeneca plc ADR	1,696,150	128,704
	Abbott Laboratories	1,117,297	118,400
	AbbVie Inc.	516,367	83,982
	Zimmer Biomet Holdings Inc.	612,008	73,612
	Sanofi SA ADR	1,320,391	65,003
	GSK plc ADR	1,567,915	64,974
		Shares	Market Value• ($000)
	Laboratory Corp. of America Holdings	307,000	61,821
	EssilorLuxottica SA	152,567	32,532
			8,655,306
Industrials (9.8%)
	General Dynamics Corp.	2,036,471	584,650
	Honeywell International Inc.	2,966,334	571,702
	Parker-Hannifin Corp.	854,000	465,353
	RTX Corp.	3,955,600	401,572
	Waste Management Inc.	1,662,075	345,745
	Northrop Grumman Corp.	692,542	335,904
	Norfolk Southern Corp.	1,295,564	298,394
	Xylem Inc.	2,194,000	286,756
*	Boeing Co.	1,609,614	270,158
	FedEx Corp.	873,840	228,754
	HEICO Corp.	1,097,435	227,608
	Cummins Inc.	696,672	196,803
	Oshkosh Corp.	1,601,000	179,744
	Caterpillar Inc.	509,223	170,371
	Delta Air Lines Inc.	3,397,842	170,130
	General Electric Co.	942,345	152,490
	Nordson Corp.	570,593	147,321
*	CNH Industrial NV	11,343,899	129,320
	Daimler Truck Holding AG	2,794,014	125,999
	PACCAR Inc.	957,580	101,609
	Rockwell Automation Inc.	371,426	100,642
	Timken Co.	737,700	65,818
*	Fluor Corp.	1,403,385	56,599
	Siemens AG (Registered)	189,874	35,570
	Veralto Corp.	375,666	35,192
*	Air Canada	1,283,839	18,950
			5,703,154
Information Technology (19.8%)
	Microsoft Corp.	8,402,745	3,271,441
	Apple Inc.	7,307,040	1,244,608
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,968,485	819,712
*	Adobe Inc.	1,067,390	494,020
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	464,782
	Amphenol Corp. Class A	3,844,295	464,276
	Applied Materials Inc.	2,130,143	423,153
	Broadcom Inc.	284,751	370,253
[1]	Telefonaktiebolaget LM Ericsson ADR	73,405,480	368,496
*	F5 Inc.	2,096,600	346,589
	Accenture plc Class A	1,141,234	343,409
	Microchip Technology Inc.	3,676,000	338,118
	Analog Devices Inc.	1,654,376	331,884
	QUALCOMM Inc.	1,879,000	311,632
*	ANSYS Inc.	942,000	306,037
	Seagate Technology Holdings plc	3,467,208	297,868
*	Autodesk Inc.	1,140,000	242,649
*	Teledyne Technologies Inc.	540,000	205,999
	Salesforce Inc.	633,216	170,297

Windsor II Fund
		Shares	Market Value• ($000)
	Marvell Technology Inc.	2,350,021	154,890
	TE Connectivity Ltd.	902,266	127,653
	Corning Inc.	3,320,051	110,823
	CDW Corp.	393,538	95,181
	Micron Technology Inc.	777,600	87,838
	Oracle Corp.	751,125	85,440
	Cognizant Technology Solutions Corp. Class A	866,500	56,912
*	Snowflake Inc. Class A	282,573	43,855
			11,577,815
Materials (3.0%)
	Martin Marietta Materials Inc.	720,000	422,690
	Corteva Inc.	6,320,000	342,102
	Ecolab Inc.	1,235,000	279,295
	RPM International Inc.	2,351,000	251,346
	Avery Dennison Corp.	1,063,528	231,083
	Olin Corp.	3,080,200	161,033
	International Paper Co.	1,016,629	35,521
			1,723,070
Other (0.5%)
	SPDR S&P 500 ETF Trust	621,072	311,766
Real Estate (0.9%)
	Prologis Inc.	3,594,091	366,777
	Equity LifeStyle Properties Inc.	2,830,000	170,621
			537,398
Utilities (1.6%)
	Atmos Energy Corp.	2,210,000	260,559
	PPL Corp.	8,773,815	240,929
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	1,872,493	229,043
	Xcel Energy Inc.	3,638,000	195,470
			926,001
Total Common Stocks (Cost $36,045,258)			56,025,724
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.394% (Cost $2,320,060)	23,206,677	2,320,435
Total Investments (100.0%) (Cost $38,365,318)			58,346,159
Other Assets and Liabilities—Net (0.0%)			(10,840)
Net Assets (100%)			58,335,319
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $112,701,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $117,854,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	2,900	734,715	(7,122)

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $36,045,258)	56,025,724
Affiliated Issuers (Cost $2,320,060)	2,320,435
Total Investments in Securities	58,346,159
Investment in Vanguard	1,795
Cash	580
Cash Collateral Pledged—Futures Contracts	34,850
Foreign Currency, at Value (Cost $684)	663
Receivables for Investment Securities Sold	114,698
Receivables for Accrued Income	62,294
Receivables for Capital Shares Issued	8,276
Total Assets	58,569,315
Liabilities
Payables for Investment Securities Purchased	62,558
Collateral for Securities on Loan	117,854
Payables to Investment Advisor	16,304
Payables for Capital Shares Redeemed	21,672
Payables to Vanguard	3,793
Variation Margin Payable—Futures Contracts	11,815
Total Liabilities	233,996
Net Assets	58,335,319
1 Includes $112,701,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	35,492,360
Total Distributable Earnings (Loss)	22,842,959
Net Assets	58,335,319

Investor Shares—Net Assets
Applicable to 263,396,145 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,851,922
Net Asset Value Per Share—Investor Shares	$45.00

Admiral Shares—Net Assets
Applicable to 582,256,484 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,483,397
Net Asset Value Per Share—Admiral Shares	$79.83

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	480,344
Interest[2]	60,181
Securities Lending—Net	1,227
Total Income	541,752
Expenses
Investment Advisory Fees—Note B
Basic Fee	35,353
Performance Adjustment	(3,580)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,950
Management and Administrative—Admiral Shares	29,391
Marketing and Distribution—Investor Shares	268
Marketing and Distribution—Admiral Shares	753
Custodian Fees	1,539
Shareholders’ Reports—Investor Shares	223
Shareholders’ Reports—Admiral Shares	132
Trustees’ Fees and Expenses	20
Other Expenses	12
Total Expenses	76,061
Expenses Paid Indirectly	(30)
Net Expenses	76,031
Net Investment Income	465,721
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,548,047
Futures Contracts	98,017
Foreign Currencies	(85)
Realized Net Gain (Loss)	2,645,979
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	6,743,897
Futures Contracts	13,520
Foreign Currencies	(171)
Change in Unrealized Appreciation (Depreciation)	6,757,246
Net Increase (Decrease) in Net Assets Resulting from Operations	9,868,946
1	Dividends are net of foreign withholding taxes of $8,575,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $59,438,000, $31,000, $15,000, and $59,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	465,721	911,330
Realized Net Gain (Loss)	2,645,979	1,984,493
Change in Unrealized Appreciation (Depreciation)	6,757,246	656,367
Net Increase (Decrease) in Net Assets Resulting from Operations	9,868,946	3,552,190
Distributions
Investor Shares	(492,089)	(743,361)
Admiral Shares	(1,904,025)	(2,794,952)
Total Distributions	(2,396,114)	(3,538,313)
Capital Share Transactions
Investor Shares	(70,956)	(380,550)
Admiral Shares	623,228	253,217
Net Increase (Decrease) from Capital Share Transactions	552,272	(127,333)
Total Increase (Decrease)	8,025,104	(113,456)
Net Assets
Beginning of Period	50,310,215	50,423,671
End of Period	58,335,319	50,310,215

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.23	$39.39	$48.48	$34.85	$37.22	$37.39
Investment Operations
Net Investment Income[1]	.344	.672	.585	.502	.551	.775
Net Realized and Unrealized Gain (Loss) on Investments	7.295	1.923	(6.039)	15.971	.607	2.628
Total from Investment Operations	7.639	2.595	(5.454)	16.473	1.158	3.403
Distributions
Dividends from Net Investment Income	(.382)	(.647)	(.566)	(.516)	(.635)	(.844)
Distributions from Realized Capital Gains	(1.487)	(2.108)	(3.070)	(2.327)	(2.893)	(2.729)
Total Distributions	(1.869)	(2.755)	(3.636)	(2.843)	(3.528)	(3.573)
Net Asset Value, End of Period	$45.00	$39.23	$39.39	$48.48	$34.85	$37.22
Total Return[2]	19.74%	7.02%	-11.93%	49.42%	2.93%	10.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,852	$10,381	$10,747	$13,734	$10,997	$12,119
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.34%[4]	0.34%[4]	0.34%	0.34%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.69%	1.38%	1.15%	1.61%	2.20%
Portfolio Turnover Rate	10%	17%	18%	20%	61%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34%, and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$69.60	$69.89	$86.03	$61.84	$66.06	$66.35
Investment Operations
Net Investment Income[1]	.641	1.248	1.098	.950	1.027	1.426
Net Realized and Unrealized Gain (Loss) on Investments	12.936	3.406	(10.716)	28.341	1.065	4.675
Total from Investment Operations	13.577	4.654	(9.618)	29.291	2.092	6.101
Distributions
Dividends from Net Investment Income	(.708)	(1.204)	(1.074)	(.972)	(1.178)	(1.547)
Distributions from Realized Capital Gains	(2.639)	(3.740)	(5.448)	(4.129)	(5.134)	(4.844)
Total Distributions	(3.347)	(4.944)	(6.522)	(5.101)	(6.312)	(6.391)
Net Asset Value, End of Period	$79.83	$69.60	$69.89	$86.03	$61.84	$66.06
Total Return[2]	19.78%	7.09%	-11.86%	49.55%	3.00%	10.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,483	$39,929	$39,677	$46,833	$30,992	$34,022
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.26%[4]	0.26%[4]	0.26%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.77%	1.46%	1.22%	1.69%	2.28%
Portfolio Turnover Rate	10%	17%	18%	20%	61%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.00%), (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%, 0.26%, and 0.26% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of

Windsor II Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Windsor II Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to

Windsor II Fund
quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index since January 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of $3,580,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,795,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2024, these arrangements reduced the fund’s expenses by $30,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Windsor II Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,342,865	1,682,859	—	56,025,724
Temporary Cash Investments	2,320,435	—	—	2,320,435
Total	56,663,300	1,682,859	—	58,346,159
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7,122	—	—	7,122
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,436,563
Gross Unrealized Appreciation	20,819,180
Gross Unrealized Depreciation	(916,706)
Net Unrealized Appreciation (Depreciation)	19,902,474
G.	During the six months ended April 30, 2024, the fund purchased $5,445,334,000 of investment securities and sold $6,977,932,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	332,629	7,756	321,789	8,059
Issued in Lieu of Cash Distributions	479,226	11,244	725,857	19,498
Redeemed	(882,811)	(20,223)	(1,428,196)	(35,765)
Net Increase (Decrease)—Investor Shares	(70,956)	(1,223)	(380,550)	(8,208)

Windsor II Fund
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,203,249	15,530	1,703,062	24,125
Issued in Lieu of Cash Distributions	1,784,469	23,607	2,612,310	39,534
Redeemed	(2,364,490)	(30,557)	(4,062,155)	(57,683)
Net Increase (Decrease)—Admiral Shares	623,228	8,580	253,217	5,976
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Lazard Asset Management LLC (Lazard); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Aristotle Capital Management, LLC (Aristotle); and Sanders Capital, LLC (Sanders Capital). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of each advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided by Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.
Aristotle. Aristotle provides investment management services to clients across a variety of value equity strategies, including domestic, international, and global. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies trading at attractive valuations. Aristotle has managed a portion of the fund since 2019.
Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Lazard, Hotchkis and Wiley, Aristotle, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor II Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q732 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.